Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-In-Interest

5. Parties-In-Interest

Certain Plan investments are managed by Fidelity Management Trust Company. Fidelity Management Trust Company is the custodian and trustee of the Plan and, therefore, transactions with Fidelity Management Trust Company qualify as party-in-interest transactions. Fees paid by the Plan for the custodial, advisory, and record keeping services amounted to $194,042 for 2025. Fees paid by the Plan for investment management, auditing and other professional services rendered by parties-in-interest were based on customary and reasonable rates for such services.

The Plan invests in the common stock of Neogen Corporation, the Plan’s Sponsor, a party-in-interest. Investment in Neogen Corporation common stock was $3,224,733 and $5,203,906 as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the investment in Neogen Corporation’s common stock represents 461,335 shares at a market price of $6.99 per share. As of December 31, 2024, the investment in Neogen Corporation’s common stock represents 428,658 shares at a market price of $12.14 per share.